May 16, 2008

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund
ActivePassive Intermediate Taxable Bond Fund
ActivePassive High Yield Bond Fund
ActivePassive Intermediate Municipal Bond Fund
Each a series of Advisors Series Trust

Class A Shares

Supplement to the Prospectus and Statement of Additional Information (“SAI”) Dated December 31, 2007

Effective immediately, Ruhan Inanoglu no longer serves as a co-portfolio manager of the ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Intermediate Taxable Bond Fund (the “Funds”).

Please disregard all references to Ms. Inanoglu in the Prospectus and SAI.  Mr. Timothy Clift continues to serve as the lead portfolio manager of the Funds.  His biographical information can be found on page 31 of the Prospectus.

Effective March 13, 2008, FundQuest Incorporated has a new address:

FundQuest Incorporated
One Winthrop Square
Boston, MA 02110

Effective March 31, 2008, A I M Advisors, Inc. (sub-advisor to the ActivePassive International Equity Fund) has changed its name to Invesco AIM Advisors, Inc.

Please retain this Supplement with your Prospectus and SAI for reference.

May 16, 2008

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund
ActivePassive Intermediate Taxable Bond Fund
ActivePassive High Yield Bond Fund
ActivePassive Intermediate Municipal Bond Fund
Each a series of Advisors Series Trust

Class I Shares

Supplement to the Prospectus and Statement of Additional Information (“SAI”) Dated December 31, 2007

Effective immediately, Ruhan Inanoglu no longer serves as a co-portfolio manager of the ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Intermediate Taxable Bond Fund (the “Funds”).

Please disregard all references to Ms. Inanoglu in the Prospectus and SAI.  Mr. Timothy Clift continues to serve as the lead portfolio manager of the Funds.  His biographical information can be found on page 25 of the Prospectus.

Effective March 13, 2008, FundQuest Incorporated has a new address:

FundQuest Incorporated
One Winthrop Square
Boston, MA 02110

Effective March 31, 2008, A I M Advisors, Inc. (sub-advisor to the ActivePassive International Equity Fund) has changed its name to Invesco AIM Advisors, Inc.

Please retain this Supplement with your Prospectus and SAI for reference.